Financial instruments (Schedule of Contractual Maturities for Long-Term Debt Repayable) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 26, 2021	Dec. 31, 2020	Jan. 02, 2020
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities	$ 8,607		$ 7,228	$ 4,776
Lease obligation		$ 693
Long-term debt	17,929		$ 6,050	$ 6,432
Total [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities	8,607
Short-term and low value leases	47
Lease obligation	2,175
Long-term debt	27,460
Financial liabilities	38,289
Year 1 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities	8,607
Short-term and low value leases	15
Lease obligation	434
Long-term debt	1,397
Financial liabilities	10,453
Years 2 to 3 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities
Short-term and low value leases	20
Lease obligation	900
Long-term debt	11,656
Financial liabilities	12,576
Years 4 to 5 [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities
Short-term and low value leases	12
Lease obligation	587
Long-term debt	6,081
Financial liabilities	6,680
After 5 years [Member]
Disclosure of financial liabilities [line items]
Accounts payable and other liabilities
Short-term and low value leases
Lease obligation	254
Long-term debt	8,326
Financial liabilities	$ 8,580